Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024	AS OF MARCH 31, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	87,265	69,711
Cash	56,956	33,865
Cash and cash equivalents	144,221	103,576